Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	44 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000082961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.04%	2.46%		0.54%		1.86%
C000028663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.80%	3.97%		0.42%		1.43%
C000082954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.63%	3.73%		0.54%		1.99%
C000028639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.45%	5.11%		0.42%		1.54%
C000082955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	0.70%	1.92%		0.48%		1.72%
C000028645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.46%	3.31%		0.34%		1.27%
C000028649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.69%	2.85%		0.38%		1.64%
C000028651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.43%	4.23%		0.23%		1.18%
C000028652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.45%	3.01%		1.11%		2.36%
C000028654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.21%	4.41%		0.96%		1.90%
C000028655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.26%	3.41%		0.79%		2.00%
C000028657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.96%	4.79%		0.65%		1.53%
C000028658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.87%	3.79%		0.70%		2.01%
C000028660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.47%	5.16%		0.55%		1.54%
Without Sales Load [Member] | C000082961
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	6.01%		1.41%	1.91%
Without Sales Load [Member] | C000028661
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	5.64%		1.16%		2.18%
Without Sales Load [Member] | C000028663
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	4.97%		0.42%		1.43%
Without Sales Load [Member] | C000082954
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	7.07%	0.93%
Without Sales Load [Member] | C000028637
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%	6.91%		1.16%		2.30%
Without Sales Load [Member] | C000028639
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%	6.11%		0.42%		1.54%
Without Sales Load [Member] | C000082955
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	5.36%		1.33%	1.73%
Without Sales Load [Member] | C000028643
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%	5.09%		1.09%		2.03%
Without Sales Load [Member] | C000028645
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%	4.31%		0.34%		1.27%
Without Sales Load [Member] | C000028649
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	6.03%		0.99%		1.94%
Without Sales Load [Member] | C000028651
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%	5.23%		0.23%		1.18%
Without Sales Load [Member] | C000028652
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%	6.22%		1.73%		2.67%
Without Sales Load [Member] | C000028654
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	5.41%		0.96%		1.90%
Without Sales Load [Member] | C000028655
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	6.58%		1.41%		2.31%
Without Sales Load [Member] | C000028657
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	5.79%		0.65%		1.53%
Without Sales Load [Member] | C000028658
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	6.96%		1.32%		2.32%
Without Sales Load [Member] | C000028660
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	6.16%		0.55%		1.54%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%	1.98%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%	0.47%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%	1.98%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.54%	4.93%		1.35%		2.45%